Assets and liabilities held for sale - Schedule of disposition of assets held-for-sale group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	$ (26,250)	$ (10,398)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	(9,456)	5,009
Discontinued Operations | Missouri
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	(2,397)
Discontinued Operations | Hemp-derived THC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	(7,059)
Discontinued Operations | Phytoscience Management Group, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0
Discontinued Operations | Adult-use Maine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		71
Discontinued Operations | California
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		568
Discontinued Operations | Colorado
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		1,687
Discontinued Operations | Oregon
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		384
Discontinued Operations | Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		2,087
Discontinued Operations | Kentucky - CBD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		212
Discontinued Operations | North Shore Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0	0
Discontinued Operations | Acres Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0	0
Discontinued Operations | Illinois Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0
Discontinued Operations | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0	0
Held for Sale Entities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	1,207	283
Held for Sale Entities | Missouri
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0
Held for Sale Entities | Hemp-derived THC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	0
Held for Sale Entities | Phytoscience Management Group, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	247
Held for Sale Entities | Adult-use Maine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | California
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | Colorado
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | Oregon
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | Kentucky - CBD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale		0
Held for Sale Entities | North Shore Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	331	(899)
Held for Sale Entities | Acres Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	108	(1,180)
Held for Sale Entities | Illinois Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	(508)
Held for Sale Entities | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain (loss) on disposal of net assets held for sale	$ 1,029	$ 2,362